Asset Retirement Obligation - Asset Retirement Obligation (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation at December 31, 2015	$ 2,598
Liabilities incurred	1
Liabilities settled	(15)
Accretion expense	38
Asset retirement obligation at end of year March 31, 2016	2,622
Less current portion	36	$ 36
Asset retirement obligation, long-term	$ 2,586	$ 2,562